Long-term Investments and Acquisition (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of changes in long-term investments

	Cost Method	Equity Method	Available-for-Sale Securities	Total
	(In thousands)
Balance at January 1, 2012	$—	$4,905	$—	$4,905
Loss from long-term investments	—	(1,340)	—	(1,340)

Balance at December 31, 2012	$—	$3,565	$—	$3,565
Loss from long-term investments	—	(1,236)	—	(1,236)
Investments made	5,500	4,635	—	10,135
Remeasurement gain upon obtaining control	—	3,116	—	3,116
Transfer from long-term investments to a wholly owned subsidiary	—	(10,080)	—	(10,080)

Balance at December 31, 2013	$5,500	$—	$—	$5,500
Investments made	26,670	—	15,096	41,766
Unrealized loss	—	—	(2,067)	(2,067)

Balance at December 31, 2014	$32,170	$—	$13,029	$45,199

Schedule of changes in goodwill by segment

	Advertising & Marketing	Other	Total
	(In thousands)
Balance as of January 1, 2013	$—	$—	$—
Acquisition of Weibo Interactive	—	7,517	7,517
Balance as of December 31, 2013	$—	$7,517	$7,517
Acquisition of game developer	—	3,840	3,840
Others	—	295	295

Balance as of December 31, 2014	$—	$11,652	$11,652

Schedule of estimated amortization expenses

As of December 31, 2014, estimated amortization expenses for future periods are expected to be as follows:

Year Ended December 31,	(In thousands)
2015	$1,498
2016	769
2017	688
2018	584
2019 and thereafter	—
Total expected amortization expense	$3,539

Weibo Interactive
Schedule of fair value of the assets acquired and the liabilities assumed

As of acquisition date
(In thousands)
Cash consideration for the remaining 45% equity interest	$4,635
Fair value of previously held 55% equity interest	5,445

Total consideration	10,080

Tangible assets	98
Identifiable intangible assets acquired	3,560
Liabilities assumed	(1,095)
Goodwill	7,517

Total consideration	$10,080

Gametree
Schedule of fair value of the assets acquired and the liabilities assumed

As of acquisition date
(In thousands)
Cash consideration	$3,062
Non-controlling interests	292
Total consideration	3,354

Tangible assets	1,518
Identifiable intangible assets acquired	1,688
Liabilities assumed	(3,692)
Goodwill	3,840

Total consideration	$3,354